Business Segmental Data	12 Months Ended
Mar. 31, 2020
Business Segmental Data
Business Segmental Data
5	BUSINESS SEGMENTAL DATA

The Group acquires, co-produces, distributes and provides production services, including visual special effects (VFX) in respect of Indian films in multiple formats worldwide. Film advances is monitored and strategic decisions around the business operations are made based on the filmed entertainment sector, whether it is new release, library or services. Hence, the Management identifies only one operating segment in the business, filmed entertainment. We distribute our film content to the Indian population in India, the South Asian diaspora worldwide and to non-Indian consumers who view Indian films that are subtitled or dubbed in local languages. As a result of these distribution activities, Eros has identified four geographic markets: India, North America, Europe and the Rest of the world.

	Year ended March 31
	2020	2019	2018
	(in thousands)
Revenue by region of domicile of Group’s operation
India	$41,119	$100,387	$98,073
Europe	26,927	63,196	27,028
North America	1,309	1,759	1,244
Rest of the world	86,097	104,784	134,908
Total Revenue (*)	$155,452	$270,126	$261,253

Revenue of $85,793 (2019: $81,409 and 2018: $103,263) from the United Arab Emirates and is included within Rest of the world and revenue of $26,927 (2019: $63,196 and 2018: $27,028) from the United Kingdom and Isle of Man are included under Europe in the above table.

	Year ended March 31
	2020	2019	2018
	(in thousands)
Revenue by region of domicile of customer’s location
India	$44,887	$116,078	$109,986
Europe	94,887	2,345	7,739
North America	6,078	5,682	5,147
Rest of the world	9,600	146,021	138,381
Total Revenue (*)	$155,452	$270,126	$261,253

Revenue of $1,329 (2019: $62,527 and 2018: $67,993) from the United Arab Emirates and $ 5,240 from China are included within Rest of the world and revenue of $81,465 (2019: $1,180 and 2018: $5,200) from United Kingdom is included under Europe in the above table.

For the year ended March 31, 2020, March 31, 2019 and March 31, 2018, two customers accounted for more than 10% of the Group’s total revenues

	Year ended March 31
	2020	2019	2018
	(in thousands)
Revenue by source
Theatrical	$10,586	$69,542	$79,069
Satellite Content licensing	7,112	77,453	97,168
Digital and other ancillary(*)	137,754	123,131	85,016
Total Revenue(**)	$155,452	$270,126	$261,253

(*) the ancillary includes revenue from providing producer support and VFX services to customers

(**) Net of significant discounting component $5,558 (2019: $34,467 and 2018: $ 6,816 ). [Refer Note 19].

Segment assets by region of domicile of Group’s operation:

	Total	India	North America	Europe	Rest of the World
	(in thousands)
Non-current assets(*)
As of March 31, 2020	$475,633	$152,340	$1	$25,860	$297,432
As of March 31, 2019	$722,043	$336,431	$4	$34,217	$351,391

Segment assets of $292,109 (2019: $295,685) in the United Arab Emirates is included under Rest of the world and segment assets of $25,601 (2019: $32,287) and $259 (2019: $1,903) in the United Kingdom and IOM respectively is included under Europe in the above table.

(*) Non-current assets include property and equipment, right of use assets, intangibles assets (content and others) and restricted deposit by geographic area.